November 29, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Strategic Allocation Portfolios, Inc.
(File Nos. 033-88334; 811-08934)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 28 (“Amendment”) to the Registration Statement of ING Strategic Allocation Portfolios, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on January 28, 2008.

Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2278 or Paul Caldarelli at 480-477-2649.

Regards,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:	Phillip Newman
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700
www.ingfunds.com